UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New Jersey - 144.5%

Corporate - 10.2%	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	$500	$473,505
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	925	644,734

			1,118,239

County/City/Special District/School District - 10.4%	Essex County, New Jersey, Improvement Authority, Project Consolidation Revenue Refunding Bonds, 5.50%, 10/01/29 (a)	260	270,397
	Hudson County, New Jersey, Improvement Authority, Capital Appreciation Revenue Bonds, Series A-1, 4.49%, 12/15/32 (a)(b)	1,000	238,070
	Hudson County, New Jersey, Improvement Authority, Parking Revenue Bonds (Harrison Parking Facility Project), Series C, 5.375%, 1/01/44 (c)	340	349,500
	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	200	100,852
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.859%, 7/01/34 (d)(e)	100	81,972
	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (d)	100	102,628

			1,143,419

Education - 11.2%	New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University), Series J, 5.25%, 7/01/38	100	101,226
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (College of New Jersey), Series D, 5%, 7/01/35 (d)	380	388,672
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Georgian Court University), Series D, 5%, 7/01/33	100	79,176
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College), Series I, 4.25%, 7/01/31 (f)	250	218,707
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University), Series B, 5%, 7/01/24 (c)	255	272,179
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (University of Medicine and Dentistry), Series B, 7.50%, 12/01/32	175	178,327

			1,238,287

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
S/F	Single-Family

BlackRock New Jersey Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Health - 27.0%	Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%, 1/01/38	$150	$89,862
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75%, 1/01/25	60	46,321
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%, 1/01/37	110	76,754
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,000	782,410
	New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	140	94,856
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hackensack University Medical Center), 6%, 1/01/25	1,000	1,002,260
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hospital Asset Transformation Program), Series A, 5.25%, 10/01/38	250	246,670
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Meridian Health), Series I, 5%, 7/01/38 (c)	100	98,037
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (c)	150	147,210
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series A, 5%, 7/01/29	250	184,477
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series B, 5.902%, 7/01/30 (b)	500	70,660
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series B, 5.697%, 7/01/36 (b)	840	66,091
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series B, 5.762%, 7/01/37 (b)	900	64,485

			2,970,093

Housing - 9.0%	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.375%, 10/01/28	250	269,617
	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	200	212,574
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	500	512,425

			994,616

State - 29.5%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (g)	1,000	711,580
	New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%, 6/15/37	100	69,597
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%, 9/01/37 (f)	300	295,068

BlackRock New Jersey Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 5.50%, 12/15/34 (c)	$500	$532,290
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%, 12/15/34 (c)	300	330,900
	New Jersey EDA, Transportation Project Sublease Revenue Bonds, Series A, 5.75%, 5/01/10 (d)	900	944,037
	New Jersey State, COP (Equipment Lease Purchase Agreement), Series A, 5.25%, 6/15/28	100	100,227
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.625%, 12/15/28 (c)	100	105,583
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 6%, 12/15/38	150	162,173

			3,251,455

Tobacco - 1.3%	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, Series 1A, 4.50%, 6/01/23	165	138,618

Transportation - 34.8%	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%, 1/01/26 (d)	1,000	1,005,910
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C, 5.50%, 6/15/13 (h)	500	578,485
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series E, 5.25%, 1/01/40	175	175,910
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%, 1/01/16 (f)	160	193,398
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%, 1/01/16 (f)(i)	55	69,321
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%, 1/01/16 (f)(i)	785	921,001
	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	250	251,798
	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	240	224,393
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series A, 4.50%, 11/01/35 (a)(j)	490	409,047

			3,829,263

Utilities - 11.1%	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (f)	250	201,863
	Passaic Valley, New Jersey, Sewer Commissioner’s Revenue Refunding Bonds (Sewer System), Series E, 5.75%, 12/01/21 (f)	1,000	1,016,980

			1,218,843

	Total Municipal Bonds in New Jersey		15,902,833

Multi-State - 9.1%

Housing - 9.1%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (k)(l)	1,000	1,004,830

BlackRock New Jersey Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Puerto Rico - 10.9%

Education - 3.8%	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	$600	$415,356

Housing - 0.9%	Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	100	100,787

State - 6.2%	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.355%, 7/01/37 (f)	795	97,101
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%, 7/01/16 (h)	310	369,889
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (a)(m)	215	212,405

			679,395

	Total Municipal Bonds in Puerto Rico		1,195,538

	Total Long-Term Investments (Cost - $19,823,797) - 164.5%		18,103,201

	Short-Term Securities	Shares

Money Market Fund - 0.2%	CMA New Jersey Municipal Money Fund, 0.80% (n)(o)	19,516	19,516

	Total Short-Term Securities (Cost - $19,516) - 0.2%		19,516

	Total Investments (Cost - $19,843,313*) - 164.7%		18,122,717
	Liabilities in Excess of Other Assets - (0.4)%		(42,059)
	Preferred Shares, at Redemption Value - (64.3)%		(7,075,307)

	Net Assets Applicable to Common Shares - 100.0%		$11,005,351

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,798,195

Gross unrealized appreciation	$530,280
Gross unrealized depreciation	(2,205,758)

Net unrealized depreciation	$(1,675,478)

(a)	NPFGC Insured.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Assured Guaranty Insured.

(d)	FSA Insured.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(f)	AMBAC Insured.

(g)	Radian Insured.

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)	Security is collateralized by Municipal or US Treasury Obligations.

(j)	FGIC Insured.

BlackRock New Jersey Investment Quality Municipal Trust Inc.

Schedule of Investments April 30, 2009 (Unaudited)

(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Commonwealth Guaranteed.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	(396,815)	$6,275

(o)	Represents the current yield as of report date.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$19,516
Level 2	18,103,201
Level 3	—

Total	$18,122,717

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 19, 2009